INVESTMENT IN UNCONSOLIDATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments in at Equity and Advances to Unconsolidated Companies

Investments in, at equity, and advances to unconsolidated joint venture companies were as follows:

		Successor	Predecessor
(In thousands)	Percentage Ownership	December 31, 2017	March 31, 2017
Sonatide Marine, Ltd. (Angola)	49%	$26,935	45,115
DTDW Holdings, Ltd. (Nigeria)	40%	2,281	—

Investments in, at equity, and advances to unconsolidated companies		$29,216	45,115